Forfeiture Shares (Details) - Schedule of Fair Value of Forfeited Shares	Sep. 30, 2024	Dec. 31, 2023
Stock price [Member]
Schedule of Fair Value of Forfeited Shares [Line Items]
Forfeiture shares key assumptions	2.2	2.45
Expected term (years) [Member]
Schedule of Fair Value of Forfeited Shares [Line Items]
Forfeiture shares key assumptions	1
Expected term (years) [Member] | Minimum [Member]
Schedule of Fair Value of Forfeited Shares [Line Items]
Forfeiture shares key assumptions		0.75
Expected term (years) [Member] | Maximum [Member]
Schedule of Fair Value of Forfeited Shares [Line Items]
Forfeiture shares key assumptions		1.75
Expected volatility [Member]
Schedule of Fair Value of Forfeited Shares [Line Items]
Forfeiture shares key assumptions	55.2
Expected volatility [Member] | Minimum [Member]
Schedule of Fair Value of Forfeited Shares [Line Items]
Forfeiture shares key assumptions		30.95
Expected volatility [Member] | Maximum [Member]
Schedule of Fair Value of Forfeited Shares [Line Items]
Forfeiture shares key assumptions		60.31
Risk-free interest rate [Member]
Schedule of Fair Value of Forfeited Shares [Line Items]
Forfeiture shares key assumptions	3.98
Risk-free interest rate [Member] | Minimum [Member]
Schedule of Fair Value of Forfeited Shares [Line Items]
Forfeiture shares key assumptions		4.37
Risk-free interest rate [Member] | Maximum [Member]
Schedule of Fair Value of Forfeited Shares [Line Items]
Forfeiture shares key assumptions		5.03